Fair Values of Financial Instruments and Interest Rate Risk (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Comparison of Carrying Amounts and Estimated Fair Value of Financial Instruments

The following table reflects a comparison of carrying amounts and the estimated fair value of the financial instruments as of December 31, 2015 and December 31, 2014:

December 31, 2015

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$68,933	$68,973	$65,198	$3,775	$—
Securities available for sale	89,258	89,258	4,012	85,246	—
Securities held to maturity	11,242	11,242	—	11,242	—
Loans held for investment, net	317,248	313,649	—	—	313,649
Loans held for sale	5,922	5,922	—	5,922	—
Restricted stock	1,040	1,040	1,040	—	—
Accrued interest receivable	1,564	1,564	—	—	—

FINANCIAL LIABILITIES
Deposits	$467,733	$442,619	$—	$442,619	$—
Short-term borrowings	5,758	5,758	—	5,758	—
Long-term borrowings	13	13	—	13
Junior subordinated debt	9,534	9,688	—	—	9,688
Accrued interest payable	168	168	—	—	168

December 31, 2014

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$50,791	$50,826	$47,605	$3,221	$—
Securities available for sale	112,824	112,824	19,386	93,438	—
Securities held to maturity	5,496	5,450	2,053	3,397	—
Loans held for investment, net	307,115	321,295	—	—	321,295
Loans held for sale	2,147	2,147	—	2,147
Restricted stock	1,038	1,038	1,038	—	—
Accrued interest receivable	1,747	1,747	—	—	1,747

FINANCIAL LIABILITIES
Deposits	$456,435	$442,655	$—	$442,655	$—
Short-term borrowings	4,685	4,685	—	4,685	—
Long-term borrowings	24	24	—	24	—
Junior subordinated debt	9,534	9,703	—	—	9,703
Accrued interest payable	180	180	—	—	180

Fair Value Information for Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides fair value information for assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and 2014:

	December 31, 2015
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Treasury	$4,012	$4,012	$—	$—
US Gov’t	36,070	—	36,070	—
Mortgage-backed securities and CMO’s	29,773	—	29,773	—
State and political subdivisions	14,039	—	14,039	—
Corporate bonds	5,364	—	5,364	—

Total assets at fair value	$89,258	$4,012	$85,246	$—

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2014
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Treasury	$19,386	$19,386	$—	$—
US Gov’t	50,775	—	50,775	—
Mortgage-backed securities and CMO’s	27,572	—	27,572	—
State and political subdivisions	12,080	—	12,080	—
Corporate bonds	3,011	—	3,011	—

Total assets at fair value	$112,824	$19,386	$93,438	$—

Total liabilities at fair value	$—	$—	$—	$—

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2015 and December 31, 2014:

	December 31, 2015
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$3,108	$—	$—	$3,108
Other real estate owned	2,909	—	—	2,909

Total assets at fair value	$6,017	$—	$—	$6,017

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2014
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$1,854	$—	$—	$1,854
Other real estate owned	3,290	—	—	3,290

Total assets at fair value	$5,144	$—	$—	$5,144

Total liabilities at fair value	$—	$—	$—	$—

Assets Measured at Fair Value on Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2015 and December 31, 2014:

	December 31, 2015
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$3,108	$—	$—	$3,108
Other real estate owned	2,909	—	—	2,909

Total assets at fair value	$6,017	$—	$—	$6,017

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2014
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$1,854	$—	$—	$1,854
Other real estate owned	3,290	—	—	3,290

Total assets at fair value	$5,144	$—	$—	$5,144

Total liabilities at fair value	$—	$—	$—	$—

Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements

December 31, 2015

General
	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:

Impaired loans	Discounted appraisals	Expected loss rates	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%

OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

December 31, 2014

General
	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:

Impaired loans	Discounted appraisals	Expected loss rates	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%

OREO Estimated costs to sell	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%